Cash and cash equivalents, financial investments and derivative financial instruments - Financial investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents, financial investments and derivative financial instruments
Financial investments in local currency, fixed-income securities and funds	R$ 82,592	R$ 406,683
Derivative financial instruments and other financial assets at fair value (a)	1,162,283	556,510
Total financial investments and derivative financial instruments	1,244,875	963,193
Current	292,934	520,352
Non-current	R$ 951,941	R$ 442,841